Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8 — Commitments and Contingencies

Employment Agreements

On October 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Jim Kelly. The Agreement became effective as of October 1, 2020. Under the terms of the Kelly Agreement, the Employee shall serve as the Company’s Interim Chief Financial Officer for a term of (i) the sooner of six (6) months, or (ii) the completion of all regulatory filings, including but not limited to the Company’s 2019 Annual Report on Form 10-K, the March 31, 2020 Quarterly Report on Form 10-Q, the June 30, 2020 Quarterly Report on Form 10-Q, the September 30, 2020 Quarterly Report on Form 10-Q and all required Current Reports on Form 8-K, with the Securities and Exchange Commission (“SEC”) to bring the Company current with the SEC. The Employee shall receive a base salary of $24,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the C-Suite of the Company in its sole discretion, in an amount equal to up to 400% of the Employee’s base salary for the then current fiscal year, and at commencement of the Term the Employee shall receive a grant of stock of 500,000 restricted shares of the Company’s common stock. On March 16, 2021, Mr. Kelly resigned in his position as Interim Chief Financial Officer.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Paris Balaouras (the “Employee”). Under the terms of the Agreement, the Employee shall serve as the Company’s Chief Cultivation Officer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment, shall be eligible to receive a compensatory stock grant of 667,000 shares for and in consideration of past compensation ($224,000 at September 15, 2020) foregone by Employee; such grant exercisable at Employee’s option as such time as Employer is profitable at the NOI level on a trailing twelve (12) month basis or upon other commercial reasonable terms as the Board may determine and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Roger Bloss. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Executive Officer for a term of six (6) months and the Chief Executive Officer and for an additional two (2) years and six (6) months as the Chief Executive Officer for a total of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Bernard Moyle. Under the terms of the Agreement, the Employee shall serve as the Company’s Secretary/Treasurer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $60,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 200% of Employee’s base salary for the then current fiscal year, shall, at commencement of the Term receive a grant of stock of 500,000 shares and shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share. On March 16, 2021, Mr. Moyle assumed the role of interim Chief Financial Officer upon the resignation of Mr. Kelly. The terms of Mr. Moyle’s Agreement did not change.

On May 12, 2021, the Company entered into a Cooperation and Release Agreement (the “Agreement”) with Richard S. Groberg and RSG Advisors, LLC. Under the terms of the Agreement, Mr. Groberg agreed to relinquish all common stock of the Company issued to or owned by him and waived any right to any future stock issuances except for 100,000 shares to be retained by Mr. Groberg.

Board of Directors Services Agreements

On September 15, 2020, the Company entered into a Board of Directors Services Agreement (the “Agreement”) with Messrs. Bloss, Dear and Balaouras (collectively, the “Directors”). Under the terms of the Agreement, each of the Directors shall provide services to the Company as a member of the Board of Directors for a period of not less than one year. Each of the Directors shall receive compensation as follows: (i) Fifteen Thousand and no/100 dollars ($15,000.00), paid in four (4) equal installments on the last calendar day of each quarter, and (ii) Fifteen Thousand (15,000) shares of the Company’s common stock on the last calendar day of each quarter. The Agreement for each of the Directors is effective as of October 1, 2020. On March 26, 2021, the Company’s Board of Directors elected to revise the terms of the Board of Directors Services Agreement for each director. Section 2 (Compensation) was revised such that the directors’ cash compensation was revised to stock compensation in the following manner: $3,750 divided by the closing stock price on the last business day of each quarter multiplied by 1.10. The remainder of Section is unchanged.

MJ HOLDINGS, INC. and SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2021 and 2020

(Unaudited)

Note 8 — Commitments and Contingencies (continued)

Operating Leases

The Company leases a two production / warehouse facility under a non-cancelable operating lease that expires in June 2027 and September 2029, respectively.

As of June 30, 2021, the Company recorded operating lease liabilities of $2,061,740 and right of use assets for operating leases of $1,915,507. During the six months ended June 30, 2021, operating cash outflows relating to operating lease liabilities was $69,301. As of June 30, 2021, the Company’s operating leases had a weighted-average remaining term of 7.13 years.

Future minimal rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of June 30, 2021, are as follows:

Amount
Fiscal year ending December 31:
2021 (excluding the six months ended June 30, 2021)	175,320
2022	350,755
2023	350,986
2024	351,333
2025	351,911
Thereafter	799,084
Total minimum lease payments	$2,379,389

Rent expense, incurred pursuant to operating leases for the six months ended June 30, 2021 and 2020, was $164,066 and $177,003, respectively.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the liability includes probable and estimable legal cost associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company business.

DGMD Complaint

On March 19, 2021, a Complaint was filed against the Company, Jim Mueller, John Mueller, MachNV, LLC, Acres Cultivation, Paris Balaouras, Dimitri Deslis, ATG Holdings, LLC and Curaleaf, Inc. (collectively, the “Defendants”) by DGMD Real Estate Investments, LLC, ARMPRO, LLC, Zhang Springs LV, LLC, Prodigy Holdings, LLC and Green Organics, LLC (collectively, the “Plaintiffs”) in the District Court of Clark County, Nevada.

In the Complaint, the Plaintiffs allege that the Defendants: (i) intended to fraudulently obtain money from the Plaintiffs in order to put that money towards the Acres dispensary and to make Acres look more appealing to potential buyers as well as pay off Defendants’ agents, and (ii) the Defendants acted together in order to find investors to invest money into the Acres and MJ Holdings “Investment Schemes”, and (iii) the Defendants intended to fraudulently obtain Plaintiffs’ money for the purpose of harming the Plaintiffs to benefit the Defendants, and (iv) the Defendants committed unlawful fraudulent misrepresentation in the furtherance of the agreement to defraud the Plaintiffs. The Plaintiffs allege that damages are in excess of $15,000.

As the complaint pleads only the statutory minimum of damages, the Company is unable to estimate the potential exposure, if any, resulting from this matter but believes it is without merit as to liability and otherwise deminimis as to damages. Thus, the Company does not expect this matter to have a material effect on the Company’s consolidated financial position or its results of operations. The Company will vigorously defend itself against this action and has filed an appropriate and timely answer to the Complaint including a lengthy and comprehensive series of affirmative defenses and liability and damage avoidances.

Tierney Arbitration

On March 9, 2021, Terrence Tierny, the Company’s former President and Secretary, filed for arbitration with the American Arbitration Association for: (i) breach of contract, (i) breach of the implied covenant of good faith and fair dealing, and (iii) NRS 608 wage claim. Mr. Tierney demanded payment in the amount of $501,085 for deferred business compensation, business compensation, expenses paid on behalf of the Company, accrued vacation and severance pay.

On April 7, 2021, the Company made payment against the wage claim in the amount of $62,392, inclusive of $59,583 for wages and $2,854 for accrued vacation.

Note 9 — Commitments and Contingencies

Employment Agreements

On October 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Jim Kelly. The Agreement became effective as of October 1, 2020. Under the terms of the Kelly Agreement, the Employee shall serve as the Company’s Interim Chief Financial Officer for a term of (i) the sooner of six (6) months, or (ii) the completion of all regulatory filings, including but not limited to the Company’s 2019 Annual Report on Form 10-K, the March 31, 2020 Quarterly Report on Form 10-Q, the June 30, 2020 Quarterly Report on Form 10-Q, the September 30, 2020 Quarterly Report on Form 10-Q and all required Current Reports on Form 8-K, with the Securities and Exchange Commission (“SEC”) to bring the Company current with the SEC. The Employee shall receive a base salary of $24,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the C-Suite of the Company in its sole discretion, in an amount equal to up to 400% of the Employee’s base salary for the then current fiscal year, and at commencement of the Term the Employee shall receive a grant of stock of 500,000 restricted shares of the Company’s common stock. Please see Note 15 — Subsequent Events for further information.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Paris Balaouras (the “Employee”). Under the terms of the Agreement, the Employee shall serve as the Company’s Chief Cultivation Officer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment, shall be eligible to receive a compensatory stock grant of 667,000 shares for and in consideration of past compensation ($224,000 at September 15, 2020) foregone by Employee; such grant exercisable at Employee’s option as such time as Employer is profitable at the NOI level on a trailing twelve (12) month basis or upon other commercial reasonable terms as the Board may determine and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Roger Bloss. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Executive Officer for a term of six (6) months and the Chief Executive Officer and for an additional two (2) years and six (6) months as the Chief Executive Officer for a total of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Bernard Moyle. Under the terms of the Agreement, the Employee shall serve as the Company’s Secretary/Treasurer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $60,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 200% of Employee’s base salary for the then current fiscal year, shall, at commencement of the Term receive a grant of stock of 500,000 shares and shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share. Please see Note 15 — Subsequent Events for further information.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 9 — Commitments and Contingencies (continued)

On May 31, 2019, the Company’s Treasurer and Chief Financial Officer, John R. Wheeler resigned and was immediately replaced by Laurence Ruhe. Mr. Wheeler is to receive a total of 250,000 shares of the Company’s $.001 par value common stock (the “Stock”) for all past services provided to the Company. The initial 125,000 shares of Stock were issued to Mr. Wheeler on or before June 15, 2019 and the remaining Stock shall be issued in twelve equal monthly installments of 10,417 shares per month commencing on July 1, 2019.

On June 1, 2019, the Company entered in an employment agreement with Mr. Laurence Ruhe to serve as the Company’s Chief Financial Officer. Mr. Ruhe shall serve a two-year term, effective June 1, 2019, with annual base compensation of $100,000 plus 46,836 of Stock to vest in twelve equal monthly installments of 3,903 shares commencing on July 1, 2019. Mr. Ruhe’s compensation will be reviewed annually and may be adjusted as determined by the Company’s Compensation Committee or Board. Additionally, Mr. Ruhe shall be entitled to receive an annual discretionary bonus as determined by the Board. Please see Note 15 — Subsequent Events for further information.

On July 15, 2019 the Company’s Board of Directors (the “Board”) appointed Richard S. Groberg to be the President of the Company. Mr. Groberg shall initially serve a three-year term effective July 15, 2019 pursuant to a written employment agreement (the “Employment Agreement”) with an annual base compensation of $180,000, of which $5,000 per month shall be deferred until January 15, 2020 or such earlier date pursuant to the terms of the Employment Agreement and then shall be payable in cash or shares of the Company’s common stock (the “Stock”). The Employment Agreement provides for a restricted stock award of 400,000 shares of the Company’s Stock to vest: 25% six months after the effective date of the Employment Agreement; 25% on the first anniversary after the effective date of the Employment Agreement, 25% on the second anniversary after the effective date of the Employment Agreement and 25% on the third anniversary after the effective date of the Employment Agreement. Please see Note 15 — Subsequent Events for further information.

On October 15, 2018, the Company entered into an employment agreement (the “Tierney Employment Agreement”) with Terrence M. Tierney. Pursuant to the Tierney Employment Agreement, the Company appointed Mr. Tierney, to the position of Chief Administrative Officer, in addition to his previous role as Secretary. The initial term of employment is for a three-year period (or until September 30, 2021), unless extended or otherwise terminated in accordance with its terms. The effective date of The Tierney Employment Agreement automatically renews for successive periods of three (3) years unless either party gives written notice to the other party that it does not wish to automatically renew. Mr. Tierney’s annual salary is equal to or greater than any other senior executive of the Company with the exception of the Chief Executive Officer. The Tierney Employment Agreement defers salary of $10,000 per month of Mr. Tierney’s salary until such time as the Company has achieved gross annual sales of $20,000,000 or net annual profits (as defined in the Tierney Employment Agreement) of $5,000,000 or has raised a total of $50,000,000 in equity or debt financing. In addition, the Company agreed to issue 500,000 shares of common stock pursuant to a stock award agreement within thirty (30) days of adoption of an omnibus benefit plan. Such shares have not yet been issued. On January 22, 2020, the Board appointed Mr. Tierney to the additional position of interim President. There are no changes to Mr. Tierney’s current employment agreement other than his additional duties as President. Mr. Tierney will have day-to-day oversight of the Company’s operations and continue to advise the Board on strategic initiatives and business development. On August 7, 2020, the Company’s Board of Directors terminated, with cause, the employment of Terrence M. Tierney, JD, effective immediately. At the time of termination, Mr. Tierney served as the Company’s Secretary, Chief Administrative Officer and interim President. Under the terms of Mr. Tierney’s Employment Agreement, the Company shall be under no further obligation to the Executive, except to pay all accrued but unpaid base salary and accrued vacation to the date of termination thereof.

Board of Directors Services Agreements

On September 15, 2020, the Company entered into a Board of Directors Services Agreement (the “Agreement”) with Messrs. Bloss, Dear and Balaouras (collectively, the “Directors”). Under the terms of the Agreement, each of the Directors shall provide services to the Company as a member of the Board of Directors for a period of not less than one year. Each of the Directors shall receive compensation as follows: (i) Fifteen Thousand and no/100 dollars ($15,000.00), paid in four (4) equal installments on the last calendar day of each quarter, and (ii) Fifteen Thousand (15,000) shares of the Company’s common stock on the last calendar day of each quarter. The Agreement for each of the Directors is effective as of October 1, 2020.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 9 — Commitments and Contingencies (continued)

Operating Leases

The Company leases a two production / warehouse facility under a non-cancelable operating lease that expires in June 2027 and September 2029, respectively. For the years ended December 31, 2020 and 2019, the Company made lease payments in the amount of $- and $223,640, respectively.

As of December 31, 2020, the Company recorded operating lease liabilities of $2,131,041 and right of use assets for operating leases of $1,979,181. During the year ended December 31, 2020, operating cash outflows relating to operating lease liabilities was $237,605, and the expense for right of use assets for operating leases was $215,097. As of December 31, 2020, the Company’s operating leases had a weighted-average remaining term of 4.5 years and weighted-average discount rate of 4.5%.

Future minimal rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of December 31, 2020, are as follows:

Amount
Fiscal year ending December 31:
2021	350,640
2022	350,755
2023	350,986
2024	351,333
2025	351,911
Thereafter	799,084
Total minimum lease payments	$2,554,709

Rent expense, incurred pursuant to operating leases for the year ended December 31, 2020 and 2019, was $341,129 and $415,901, respectively.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the liability includes probable and estimable legal cost associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company business. There is no pending litigation involving the Company at this time.